Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Fair Value Of Financial Assets And Financial Liabilities And Risk Management [Abstract]
Schedule of significant financial instruments measured at fair value by level within the fair value hierarchy
The following table set out the Group’s significant financial instruments measured at fair value by level within the fair value hierarchy:

Figures in million - SA rand	2022			2021			2020
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2		Level 3
Financial assets measured at fair value
Environmental rehabilitation obligation funds	4,528	778	—	4,477	725	—	4,111	823		—
Trade receivables — PGM concentrate sales	—	3,564	—	—	3,794	—	—	4,030		—
Other investments	2,320	—	855	3,143	—	224	603	—		244
Asset held for sale	—	—	—	—	280	—	—	—		—
Palladium hedge contract	—	50	—	—	286	—	—	—	*	—
* Less than R1 million